Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

As of December 31, 2021 and 2020, property and equipment, net consist of the following:

	Thousands of Yen
	2021	2020
Leasehold improvements	¥472,872	¥272,756
Vehicles	23,219	9,548
Tools, furniture and fixtures	87,034	37,480
Total	583,125	319,784
Accumulated depreciation and amortization	(158,129)	(83,854)
	¥424,996	¥235,930

Depreciation and amortization expense was ¥80,463 thousand, ¥41,691 thousand and ¥29,557 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

For the years ended December 31, 2021, 2020 and 2019 the Company recognized impairment loss of ¥3,165 thousand, ¥36,512 thousand and ¥9,825 thousand for the Relaxation Salon segment on leasehold improvements used in certain relaxation salons, respectively. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.